Investments accounted for using the equity method - narrative (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure of joint ventures [line items]
Fair value of investments in joint ventures for which there are quoted market prices	€ 713	€ 764